UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______26________

Form 13F Information Table Value Total: __$199876_____________
								(Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

American Water Works Inc.      COM              030420103    24831 1189229.000SH     SOLE              1189229.000
Aqua America, Inc.             COM              03836W103    22396 1087702.000SH     SOLE              1087702.000
Artesian Resources Corp.       COM              043113208     3725 234405.000SH      SOLE               234405.000
Connecticut Water Service, Inc COM              207797101     6899 292231.000SH      SOLE               292231.000
Eastern American Natural Gas   COM              276217106      432 17100.000SH       SOLE                17100.000
Heckmann Corp.                 COM              422680108     9741 1724067.000SH     SOLE              1724067.000
Mueller Industries, Inc.       COM              624756102    17645 703573.000SH      SOLE               703573.000
Mueller Water Products Inc-B   COM              624758207    13331 1579552.000SH     SOLE              1579552.000
Southwest Water Co.            COM              845331107     3890 1207933.000SH     SOLE              1207933.000
Watts Water Technologies, Inc. COM              942749102    13805 552851.000SH      SOLE               552851.000
Templeton Global Income Fund   COM              880198106      361 46430.00SH        SOLE                46430.000
iShares Dow Jones US Pharm     COM              464288836      266 5900.00SH         SOLE                 5900.000
iShares Silver Trust	       COM              46428Q109    14935 1333500.00SH      SOLE              1333500.000
CIA Saneamento Basico ADR      COM              20441A102    15404 636274.00SH       SOLE		636274.000
ASA Limited		       COM              g3156p103    12384 242821.00SH       SOLE               242821.000
United Utilities Group ADR     COM              91311E102      575 30886.00SH        SOLE                30886.000
Japan Smaller Capitalization   COM		47109U104      394 54250.00Sh        SOLE                54250.000
Telefonos de Mexico SA ADR     COM              879403780      215 10280.00SH        SOLE                10280.000
Statoil ASA ADR                COM              85771P102      168 10090.00SH        SOLE                10090.000
SPDR Gold Trust                COM              78463V107    22269 257390.00SH       SOLE               257390.000
ITT Inudstries, Inc.           COM              450911102     7377 160400.00SH       SOLE               160400.000
Powershares Global Water Port  COM              73936T623     5011 378680.00SH       SOLE               378680.000
IShares Comex Gold Trust       COM              464285105     2167  25000.00SH       SOLE                25000.000
Powershares Water Portfolio    COM              73935X575     1295  90000.00SH       SOLE                90000.000
Veolia Environment ADR         COM              92334N103      243   7670.00SH       SOLE                 7670.000
Telmex Internacional ADR       COM              879403780      117  10280.00SH       SOLE                10280.000